Receivables from Customers - Schedule of Receivables from Customers (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Schedule of Receivables from Customers [Abstract]
Receivable due from trading solution services	$ 3,347,115	$ 3,087,114
Less: allowance for expected credit loss on receivables from customers	(2,590,291)	(2,590,291)	$ (2,590,291)
Receivables from customers	$ 756,824	$ 496,823